UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Midas Management Corporation
                               11 Hanover Square
                               New York, NY 10005

                         Form 13F File Number: 028-06269

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     John F. Ramirez
     Chief Compliance Officer
     1-212-480-6432

     /s/John F. Ramirez
     Midas Management Corporation
     May 7, 2010

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 64

Form 13F Table Value Total: $102,094
                            (Thousands)

List of Other Managers:

1. CEF Advisers, Inc.

                                                                                         MARKET            AMOUNT AND TYPE
        NAME OF ISSUER                      CLASS                  CUSIP            VALUE (THOUSANDS)    OF SECURITY (SH/RN)
------------------------------------------------------------------------------------------------------------------------------------
AGNICO EAGLE MINES LTD                       COM                  8474108                 4,454              80,000.00
ANGLOGOLD ASHANTI LTD                   SPONSORED ADR             35128206                3,795             100,000.00
APPLE COMPUTER INC                           COM                  37833100                  587               2,500.00
BARRICK GOLD CORP                            COM                  67901108                5,830             152,051.00
BECTON DICKINSON & C                         COM                  75887109                  236               3,000.00
BERKSHIRE HATHAWAY                           COM                  84670702                4,389              54,000.00
BHP BILLITON LTD                        SPONSORED ADR             88606108                4,458              55,500.00
BROOKFIELD ASSET MGMT INC              CL A LTD VT SH            112585104                  458              18,000.00
CANADIAN NAT RES LTD                         COM                 136385101                  740              10,000.00
COSTCO WHSL CORP NEW                         COM                 22160K105                  597              10,000.00
ELDORADO GOLD CORP NEW                       COM                 284902103                2,416             200,000.00
GENERAL ELECTRIC CO                          COM                 369604103                  655              36,000.00
GOLDMAN SACHS GROUP INC                      COM                 38141G104                  665               3,900.00
GOOGLE INC                                  CL A                 38259P508                1,238               2,184.00
GREAT BASIN GOLD LTD                         COM                 390124105                1,730           1,000,000.00
HOVNANIAN ENTERPRISE                        CL A                 442487203                  109              25,000.00
INTERNATIONAL TOWER HILL MIN                 COM                 46051L104                2,885             500,000.00
ISHARES SILVER TRUST                       ISHARES               46428Q109                  436              25,464.00
JAGUAR MNG INC                               COM                 47009M103                3,755             407,675.00
JOHNSON & JOHNSON                            COM                 478160104                  717              11,000.00
JPMORGAN & CHASE & CO                        COM                 46625H100                  868              19,400.00
KINROSS GOLD CORP                        COM NO PAR              496902404                3,483             203,800.00
LEUCADIA NATL CORP                           COM                 527288104                  496              20,000.00
LIHIR GOLD LTD                          SPONSORED ADR            532349107                4,928             175,000.00
MASTERCARD INC                              CL A                 57636Q104                2,540              10,000.00
MINEFINDERS LTD                              COM                 602900102                1,852             200,000.00
NEWMONT MINING CORP                          COM                 651639106                6,366             125,000.00
NORTHERN DYNASTY MINERALS LT               COM NEW               66510M204                5,754             600,000.00
NORTHGATE MINERALS CORP                      COM                 666416102                5,100           1,700,000.00
PULTE HOMES INC                              COM                 745867101                  225              20,000.00
SILVERCORP METALS INC                        COM                 82835P103                2,064             300,000.00
STREETTRACKS GOLD                         GOLD SHS               78463V107                1,668              15,310.00
THOMPSON CREEK METALS CO INC                 COM                 884768102                4,059             300,000.00
TRAVELERS COMPANIES INC                      COM                 89417E109                  485               9,000.00
ALPINE GLOBAL PREMIER PPTYS                COM SBI               02083A103                  691             105,476.00
AMAZON COM INC                               COM                  23135106                  271               2,000.00
APPLE COMPUTER INC                           COM                  37833100                  352               1,500.00
BERKSHIRE HATHAWAY                           COM                  84670702                  284               3,500.00
BLACKROCK INCOME TR INC                      COM                 09247F100                  688             104,900.00
COHEN & STEERS DIV MJRS FDIN                 COM                 19248G106                1,058              95,000.00
COHEN & STEERS QUALITY RLTY                  COM                 19247L106                1,084             152,014.00
DWS DREMAN VAL INCOME EDGE F               COM NEW               23339M204                  971              75,000.00
DWS RREEF REAL ESTATE FD II                  COM                 23338X102                1,441           1,100,066.00
DWS RREEF REAL ESTATE FD INC                 COM                 233384106                1,584             349,000.00
FRANKLIN RES INC                             COM                 354613101                  333               3,000.00
GABELLI DIVD & INCOME TR                     COM                 36242H104                  743              54,000.00
GOOGLE INC                                  CL A                 38259P508                  284                 500.00
GSC INVESTMENT CORP                          COM                 362493108                1,132             485,911.00
HELIOS ADVANTAGE INCOME FD I               COM NEW               42327W206                  379              54,199.00
HELIOS HIGH YIELD FD                         COM                 42328Q109                  163              20,000.00
HOME DEPOT INC                               COM                 437076102                  226               7,000.00
LMP CAP & INCOME FD INC                      COM                 50208A102                  294              27,301.00
MACQUARIE FT TR GB INF UT DI                 COM                 55607W100                1,095              86,320.00
MACQUARIE GLBL INFRA TOTL RE                 COM                 55608D101                  956              60,000.00
MCDONALDS CORP                               COM                 580135101                  200               3,000.00
MVC CAPITAL INC                              COM                 553829102                1,377             101,500.00
NFJ DIVID INT & PREM STRTGY                COM SHS               65337H109                1,126              71,192.00
NGP CAP RES CO                               COM                 62912R107                  833              97,765.00
NUVEEN MULTI STRAT INC GR FD               COM SHS               67073D102                1,115             135,000.00
NUVEEN MULTI STRAT INC & GR                  COM                 67073B106                1,181             150,000.00
PFIZER INC                                   COM                 717081103                  172              10,000.00
PROCTER & GAMBLE CO                          COM                 742718109                  253               4,000.00
RMR REAL ESTATE INCOME FD                  COM SHS               74964K609                1,555              59,477.00
WAL MART STORES INC                          COM                 931142103                  211               3,800.00

          NAME OF ISSUER         PUT/CALL          INVESTMENT DISCRETION    OTHER MANAGERS            VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------
AGNICO EAGLE MINES LTD                                    Defined                                            80,000.00
ANGLOGOLD ASHANTI LTD                                     Defined                                           100,000.00
APPLE COMPUTER INC                                        Defined                                             2,500.00
BARRICK GOLD CORP                                         Defined                                           152,051.00
BECTON DICKINSON & C                                      Defined                                             3,000.00
BERKSHIRE HATHAWAY                                        Defined                                            54,000.00
BHP BILLITON LTD                                          Defined                                            55,500.00
BROOKFIELD ASSET MGMT INC                                 Defined                                            18,000.00
CANADIAN NAT RES LTD                                      Defined                                            10,000.00
COSTCO WHSL CORP NEW                                      Defined                                            10,000.00
ELDORADO GOLD CORP NEW                                    Defined                                           200,000.00
GENERAL ELECTRIC CO                                       Defined                                            36,000.00
GOLDMAN SACHS GROUP INC                                   Defined                                             3,900.00
GOOGLE INC                                                Defined                                             2,184.00
GREAT BASIN GOLD LTD                                      Defined                                         1,000,000.00
HOVNANIAN ENTERPRISE                                      Defined                                            25,000.00
INTERNATIONAL TOWER HILL MIN                              Defined                                           500,000.00
ISHARES SILVER TRUST                                      Defined                                            25,464.00
JAGUAR MNG INC                                            Defined                                           407,675.00
JOHNSON & JOHNSON                                         Defined                                            11,000.00
JPMORGAN & CHASE & CO                                     Defined                                            19,400.00
KINROSS GOLD CORP                                         Defined                                           203,800.00
LEUCADIA NATL CORP                                        Defined                                            20,000.00
LIHIR GOLD LTD                                            Defined                                           175,000.00
MASTERCARD INC                                            Defined                                            10,000.00
MINEFINDERS LTD                                           Defined                                           200,000.00
NEWMONT MINING CORP                                       Defined                                           125,000.00
NORTHERN DYNASTY MINERALS LT                              Defined                                           600,000.00
NORTHGATE MINERALS CORP                                   Defined                                         1,700,000.00
PULTE HOMES INC                                           Defined                                            20,000.00
SILVERCORP METALS INC                                     Defined                                           300,000.00
STREETTRACKS GOLD                                         Defined                                            15,310.00
THOMPSON CREEK METALS CO INC                              Defined                                           300,000.00
TRAVELERS COMPANIES INC                                   Defined                                             9,000.00
ALPINE GLOBAL PREMIER PPTYS                               Defined                  1                        105,476.00
AMAZON COM INC                                            Defined                  1                          2,000.00
APPLE COMPUTER INC                                        Defined                  1                          1,500.00
BERKSHIRE HATHAWAY                                        Defined                  1                          3,500.00
BLACKROCK INCOME TR INC                                   Defined                  1                        104,900.00
COHEN & STEERS DIV MJRS FDIN                              Defined                  1                         95,000.00
COHEN & STEERS QUALITY RLTY                               Defined                  1                        152,014.00
DWS DREMAN VAL INCOME EDGE F                              Defined                  1                         75,000.00
DWS RREEF REAL ESTATE FD II                               Defined                  1                      1,100,066.00
DWS RREEF REAL ESTATE FD INC                              Defined                  1                        349,000.00
FRANKLIN RES INC                                          Defined                  1                          3,000.00
GABELLI DIVD & INCOME TR                                  Defined                  1                         54,000.00
GOOGLE INC                                                Defined                  1                            500.00
GSC INVESTMENT CORP                                       Defined                  1                        485,911.00
HELIOS ADVANTAGE INCOME FD I                              Defined                  1                         54,199.00
HELIOS HIGH YIELD FD                                      Defined                  1                         20,000.00
HOME DEPOT INC                                            Defined                  1                          7,000.00
LMP CAP & INCOME FD INC                                   Defined                  1                         27,301.00
MACQUARIE FT TR GB INF UT DI                              Defined                  1                         86,320.00
MACQUARIE GLBL INFRA TOTL RE                              Defined                  1                         60,000.00
MCDONALDS CORP                                            Defined                  1                          3,000.00
MVC CAPITAL INC                                           Defined                  1                        101,500.00
NFJ DIVID INT & PREM STRTGY                               Defined                  1                         71,192.00
NGP CAP RES CO                                            Defined                  1                         97,765.00
NUVEEN MULTI STRAT INC & GR                               Defined                  1                        135,000.00
NUVEEN MULTI STRAT INC GR FD                              Defined                  1                        150,000.00
PFIZER INC                                                Defined                  1                         10,000.00
PROCTER & GAMBLE CO                                       Defined                  1                          4,000.00
RMR REAL ESTATE INCOME FD                                 Defined                  1                         59,477.00
WAL MART STORES INC                                       Defined                  1                          3,800.00